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                        WARBURG PINCUS CASH RESERVE FUND

            Supplement to the Prospectus and Statement of Additional
                        Information dated April 27, 1998

The Fund has adopted a temporary defensive position and has suspended its concentration in investments in the banking industry.

Dated:  October 27, 1998                                      WPMMF-16-1098